Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2014
	RMB	RMB	RMB	RMB
Cash equivalents:
- Fixed rate time deposits	116,667	—	—	116,667

Held-to-maturity short-term investments:
- Fixed rate time deposits	11,242	—	—	11,242
- Fixed rate principal guaranteed investments	—	900,000	—	900,000

Assets	127,919	900,000	—	1,027,919

Long-term borrowings:
- Bonds payable	2,211,274	—	—	2,211,274

Other liabilities:
- Share-settled bonuses	—	—	14,913	14,913
- Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	548,017	548,017

Liabilities	2,211,274	—	662,930	2,874,204

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2015
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Fixed rate time deposits	771,723	—	—	771,723	119,134

Held-to-maturity short-term investments:
- Floating rate principal unguaranteed investments	—	102,300	—	102,300	15,792

Assets	771,723	102,300	—	874,023	134,926

Long-term borrowings:
- Bonds payable	2,193,744	—	—	2,193,744	338,656

Other liabilities:
- Share-settled bonuses	—	—	41,352	41,352	6,384
- Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000	15,437

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	372,256	372,256	57,466

Liabilities	2,193,744	—	513,608	2,707,352	417,943

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB
Fair value at January 1, 2014	178,265
Contingent purchase consideration payable- Aipu Group (Note 4)	48,971
Contingent purchase consideration payable- Dermot Entities (Note 4)	355,067
Contingent purchase consideration payable- Other acquisitions (Note 4)	14,678
Changes in the fair value	22,629
Payment of cash consideration	(4,870)
Reclassification to equity upon resolution of contingencies	(66,280)
Foreign exchange loss generate from payment of cash consideration	(443)
Transfers out of Level 3	—

Fair value at December 31, 2014	548,017

Changes in the fair value	43,325
Payment of cash consideration	(4,543)
Reclassification to equity upon resolution of contingencies	(214,543)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2015	372,256

Fair value at December 31, 2015 (US$)	57,466

Share-settled bonuses
RMB
Fair value at January 1, 2014	6,441
Increase in bonuses settled in shares during 2014	14,862
Changes in the fair value	9,141
Reclassification to equity	(15,454)
Reclassification to “Accrued expenses and other payables-Others”	(77)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2014	14,913

Increase in bonuses settled in shares during 2015	41,146
Changes in the fair value	5,683
Reclassification to equity	(19,072)
Reclassification to “Accrued expenses and other payables-Others”	(1,318)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2015	41,352

Fair value at December 31, 2015 (US$)	6,384

Mandatorily redeemable noncontrolling interests in Asia Cloud Investment
RMB
Fair value at January 1, 2015	100,000
Changes in the fair value	—
Transfers in and/or out of Level 3	—

Fair value at December 31, 2015	100,000

Fair value at December 31, 2015 (US$)	15,437